Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Summary of Other Non-Current Assets

	€ million	€ million
	2023	2022
Interest in net assets of joint ventures	70	65
Interest in net assets of associates	24	19
Long-term trade and other receivables(a)	394	520
Other non-current assets(b)	423	338
	911	942
(a)Including indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)Includes direct tax assets, withholding tax assets, interest on tax assets, contingent assets and investment properties.
Summary of Movements in Interest in Joint Ventures and Associates

	€ million	€ million
Movements during 2023 and 2022	2023	2022
Joint ventures(a)
1 January	65	37
Additions	10	3
Dividends received/reductions	(241)	(189)
Share of net profit/(loss)	235	213
Currency retranslation	1	1
31 December	70	65
Associates
1 January	19	23
Additions	8	6
Dividend received/reductions	(5)	(4)
Share of net profit/(loss)	(4)	(5)
Currency retranslation	6	(1)
31 December	24	19
(a)Our principal joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.